Share based compensation - Schedule of fair value assumptions of share options granted (Details) - Employee Stock Option	Mar. 10, 2022	Dec. 08, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free rate (as a percent)	2.00%	1.52%
Expected life (in years)	4 years	4 years
Expected future volatility (as a percent)	56.00%	57.00%